REVENUE AND OTHER INCOME	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
REVENUE AND OTHER INCOME

5.	REVENUE AND OTHER INCOME

The accounting treatment of revenue is described in accounting policies (Note 2).

The lease and non-lease components of our revenues in the year ended December 31, 2022 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	601,057	744,907	1,345,964
Time charter revenues	45,515	26,276	71,791
Administrative income	—	12,453	12,453
Total revenues	646,572	783,636	1,430,208

The lease and non-lease components of our revenues in the year ended December 31, 2021 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	166,014	497,981	663,995
Time charter revenues	49,785	21,451	71,236
Administrative income	—	14,150	14,150
Total revenues	215,799	533,582	749,381

Certain voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. $5.3 million of contract assets were capitalized in the year ended December 31, 2022 (2021: $5.2 million) as Other current assets, of which $2.5 million was amortized up to December 31, 2022 (2021: $2.6 million), leaving a remaining balance of $2.9 million (2021: $2.6 million) as of December 31, 2022. $2.6 million of contract assets were amortized in the year ended December 31, 2022 in relation to voyages in progress at the end of December 31, 2021. No impairment losses were recognized in the period.

Administrative income primarily comprises the income earned from the technical and commercial management of related party and third party vessels and newbuilding supervision fees derived from related parties.

As at December 31, 2022, 2021 and January 1, 2021, the Company reported the following contract assets in relation to its contracts with customers:

(in thousands of $)	December 31, 2022	December 31, 2021	January 1, 2021
Voyages in progress	60,620	27,467	23,559
Trade accounts receivable	67,397	45,258	27,814
Related party receivables	9,913	5,397	7,195
Other current assets	2,896	2,748	1,853
Total	140,826	80,870	60,421

Other income in the years ended December 31, 2022 and 2021 were as follows:

(in thousands of $)	2022	2021
Gain on settlement of claims	3,998	—
Other gains	18	519
Gain on sale of vessels	4,596	3,226
Loss on termination of leased vessels	(431)	—
Gain (loss) on pool arrangements	(141)	315
Total	8,040	4,060

In the year ended December 31, 2022, the Company recorded other gains of $0.02 million (2021: $0.5 million) in relation to the settlement of miscellaneous claims.

In the year ended December 31, 2022, the Company recorded an arbitration award of $2.5 million in relation to the failed sale of Dewi Maeswara and $1.5 million gain on the settlement of insurance claims for Front Altair.
In November 2021, the Company announced that it had entered into an agreement to sell four of its scrubber fitted LR2 tankers for an aggregate sales price of $160.0 million to SFL Tanker Holding Ltd., a company related to Hemen, its largest shareholder. Two vessels were delivered to the new owners in December 2021 and the remaining two vessels were delivered to the new owners in January 2022. After repayment of debt on the vessels, the transaction generated total net cash proceeds of $68.6 million, with net cash proceeds of $35.1 million recorded in the year ended December 31, 2022. The Company recorded a gain on sale in relation to the first two vessels of $3.2 million in the year ended December 31, 2021 and a gain of $4.6 million in the year ended December 31, 2022.

In April 2022, the Company announced that its subsidiary Frontline Shipping Limited had agreed with SFL to terminate the long-term charters for the 2004-built VLCCs, Front Force and Front Energy, upon the sale and delivery of the vessels by SFL to an unrelated third party. The Company recognized a non-cash reduction in lease obligations of $46.6 million in the year ended December 31, 2022 in respect of these vessels. The Company agreed to a total compensation payment to SFL of $4.5 million for the termination of the current charters. The charters terminated and the vessels were delivered to the new owners in April 2022. The Company recorded a loss on termination of $0.4 million in the year ended December 31, 2022.

In the year ended December 31, 2022, the Company recorded a $0.1 million loss (2021: $0.3 million gain) related to the pooling arrangement with SFL between two of its Suezmax tankers Front Odin and Front Njord and two SFL vessels Glorycrown and Everbright.